Consolidated Statements of Mezzanine Equity and Stockholders' Deficit - USD ($)	Wag Labs, Inc. Common Stock	Wag Labs, Inc. Additional Paid-in Capital	Wag Labs, Inc. Accumulated Deficit	Wag Labs, Inc. Accumulated Other Comprehensive Income (Loss)	Wag Labs, Inc.	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Redeemable Preferred Stock - Mezzanine Equity beginning balance at Dec. 31, 2019					$ 110,265,000
Redeemable Preferred Stock - Mezzanine Equity beginning balance (in shares) at Dec. 31, 2019					24,545,386
Redeemable Preferred Stock - Mezzanine Equity ending balance at Dec. 31, 2020					$ 110,265,000
Redeemable Preferred Stock - Mezzanine Equity ending balance (in shares) at Dec. 31, 2020					24,545,386
Balance at the beginning at Dec. 31, 2019	$ 1,000	$ 3,053,000	$ (84,700,000)	$ 9,000	$ (81,637,000)
Balance at the beginning (in shares) at Dec. 31, 2019	5,614,470
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued upon exercise of stock options		7,000			7,000
Shares issued upon exercise of stock options (in shares)	21,917
Shares cancelled, forfeited, or repurchased (in shares)	(7,292)
Stock-based compensation		285,000			285,000
Other comprehensive loss				(8,000)	(8,000)
Net loss			(18,839,000)		(18,839,000)
Balance at the end (in shares) at Dec. 31, 2020	5,629,095
Balance at the end at Dec. 31, 2020	$ 1,000	3,345,000	(103,539,000)	1,000	(100,192,000)
Redeemable Preferred Stock - Mezzanine Equity ending balance at Mar. 31, 2021					$ 110,265,000
Redeemable Preferred Stock - Mezzanine Equity ending balance (in shares) at Mar. 31, 2021					24,545,386
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued upon exercise of stock options		1,000			$ 1,000
Net loss			(2,708,000)		(2,708,000)
Balance at the end (in shares) at Mar. 31, 2021	5,629,095
Balance at the end at Mar. 31, 2021	$ 1,000	3,407,000	(106,247,000)	1,000	(102,838,000)	$ 288	$ 24,713	$ (11,634)	$ 13,367
Redeemable Preferred Stock - Mezzanine Equity beginning balance at Dec. 31, 2020					$ 110,265,000
Redeemable Preferred Stock - Mezzanine Equity beginning balance (in shares) at Dec. 31, 2020					24,545,386
Redeemable Preferred Stock - Mezzanine Equity ending balance at Jun. 30, 2021					$ 110,265,000
Redeemable Preferred Stock - Mezzanine Equity ending balance (in shares) at Jun. 30, 2021					24,545,386
Balance at the beginning at Dec. 31, 2020	$ 1,000	3,345,000	(103,539,000)	1,000	$ (100,192,000)
Balance at the beginning (in shares) at Dec. 31, 2020	5,629,095
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(5,141,000)
Balance at the end (in shares) at Jun. 30, 2021	5,638,678
Balance at the end at Jun. 30, 2021	$ 1,000	3,468,000	(108,681,000)	1,000	(105,211,000)	288	24,713	(15,873)	9,128
Redeemable Preferred Stock - Mezzanine Equity beginning balance at Dec. 31, 2020					$ 110,265,000
Redeemable Preferred Stock - Mezzanine Equity beginning balance (in shares) at Dec. 31, 2020					24,545,386
Redeemable Preferred Stock - Mezzanine Equity ending balance at Dec. 31, 2021					$ 110,265,000				$ 125,000,000
Redeemable Preferred Stock - Mezzanine Equity ending balance (in shares) at Dec. 31, 2021					24,545,386				12,500,000
Balance at the beginning at Dec. 31, 2020	$ 1,000	3,345,000	(103,539,000)	1,000	$ (100,192,000)
Balance at the beginning (in shares) at Dec. 31, 2020	5,629,095
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued upon exercise of stock options		3,000			3,000
Shares issued upon exercise of stock options (in shares)	29,061
Stock-based compensation		222,000			222,000
Other comprehensive loss				(1,000)	(1,000)
Shares issued upon acquisition		166,000			166,000
Shares issued upon acquisition (in shares)	639,242
Net loss			(6,311,000)		(6,311,000)
Balance at the end (in shares) at Dec. 31, 2021	6,297,398
Balance at the end at Dec. 31, 2021	$ 1,000	3,736,000	(109,850,000)		(106,113,000)	318	0	(3,721,364)	$ (3,721,046)
Redeemable Preferred Stock - Mezzanine Equity ending balance at Mar. 31, 2021					$ 110,265,000
Redeemable Preferred Stock - Mezzanine Equity ending balance (in shares) at Mar. 31, 2021					24,545,386
Balance at the beginning at Jan. 11, 2021						0	0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss								(11,634)	(11,634)
Balance at the end (in shares) at Mar. 31, 2021	5,629,095
Balance at the end at Mar. 31, 2021	$ 1,000	3,407,000	(106,247,000)	1,000	$ (102,838,000)	288	24,713	(11,634)	13,367
Redeemable Preferred Stock - Mezzanine Equity ending balance at Jun. 30, 2021					$ 110,265,000
Redeemable Preferred Stock - Mezzanine Equity ending balance (in shares) at Jun. 30, 2021					24,545,386
Balance at the beginning at Jan. 11, 2021						0	0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss									(15,873)
Balance at the end (in shares) at Jun. 30, 2021	5,638,678
Balance at the end at Jun. 30, 2021	$ 1,000	3,468,000	(108,681,000)	1,000	$ (105,211,000)	288	24,713	(15,873)	9,128
Redeemable Preferred Stock - Mezzanine Equity ending balance at Dec. 31, 2021					$ 110,265,000				$ 125,000,000
Redeemable Preferred Stock - Mezzanine Equity ending balance (in shares) at Dec. 31, 2021					24,545,386				12,500,000
Balance at the beginning at Jan. 11, 2021						0	0	0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss								(829,563)	(829,563)
Balance at the end (in shares) at Dec. 31, 2021	6,297,398
Balance at the end at Dec. 31, 2021	$ 1,000	3,736,000	(109,850,000)		$ (106,113,000)	318	0	(3,721,364)	(3,721,046)
Redeemable Preferred Stock - Mezzanine Equity beginning balance at Mar. 31, 2021					$ 110,265,000
Redeemable Preferred Stock - Mezzanine Equity beginning balance (in shares) at Mar. 31, 2021					24,545,386
Redeemable Preferred Stock - Mezzanine Equity ending balance at Jun. 30, 2021					$ 110,265,000
Redeemable Preferred Stock - Mezzanine Equity ending balance (in shares) at Jun. 30, 2021					24,545,386
Balance at the beginning at Mar. 31, 2021	$ 1,000	3,407,000	(106,247,000)	1,000	$ (102,838,000)	288	24,713	(11,634)	13,367
Balance at the beginning (in shares) at Mar. 31, 2021	5,629,095
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued upon exercise of stock options (in shares)	(9,583)
Net loss			(2,434,000)		(2,434,000)			(4,239)	(4,239)
Balance at the end (in shares) at Jun. 30, 2021	5,638,678
Balance at the end at Jun. 30, 2021	$ 1,000	3,468,000	(108,681,000)	$ 1,000	(105,211,000)	288	24,713	(15,873)	9,128
Redeemable Preferred Stock - Mezzanine Equity beginning balance at Dec. 31, 2021					$ 110,265,000				$ 125,000,000
Redeemable Preferred Stock - Mezzanine Equity beginning balance (in shares) at Dec. 31, 2021					24,545,386				12,500,000
Redeemable Preferred Stock - Mezzanine Equity ending balance at Mar. 31, 2022					$ 121,190,000
Redeemable Preferred Stock - Mezzanine Equity ending balance (in shares) at Mar. 31, 2022					25,645,386
Balance at the beginning at Dec. 31, 2021	$ 1,000	3,736,000	(109,850,000)		$ (106,113,000)	318	0	(3,721,364)	$ (3,721,046)
Balance at the beginning (in shares) at Dec. 31, 2021	6,297,398
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss			(2,350,000)		(2,350,000)			(2,171,947)	(2,171,947)
Balance at the end (in shares) at Mar. 31, 2022	6,297,398
Balance at the end at Mar. 31, 2022	$ 1,000	3,790,000	(112,200,000)		(108,409,000)	318		(5,893,311)	(5,892,993)
Redeemable Preferred Stock - Mezzanine Equity beginning balance at Dec. 31, 2021					$ 110,265,000				$ 125,000,000
Redeemable Preferred Stock - Mezzanine Equity beginning balance (in shares) at Dec. 31, 2021					24,545,386				12,500,000
Redeemable Preferred Stock - Mezzanine Equity ending balance at Jun. 30, 2022					$ 121,190,000				$ 125,190,736
Redeemable Preferred Stock - Mezzanine Equity ending balance (in shares) at Jun. 30, 2022					25,645,386				12,500,000
Balance at the beginning at Dec. 31, 2021	$ 1,000	3,736,000	(109,850,000)		$ (106,113,000)	318	$ 0	(3,721,364)	$ (3,721,046)
Balance at the beginning (in shares) at Dec. 31, 2021	6,297,398
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(3,440,000)				(3,563,911)
Balance at the end (in shares) at Jun. 30, 2022	6,317,897
Balance at the end at Jun. 30, 2022	$ 1,000	3,830,000	(113,290,000)		(109,459,000)	318		(7,476,011)	(7,475,693)
Redeemable Preferred Stock - Mezzanine Equity beginning balance at Mar. 31, 2022					$ 121,190,000
Redeemable Preferred Stock - Mezzanine Equity beginning balance (in shares) at Mar. 31, 2022					25,645,386
Redeemable Preferred Stock - Mezzanine Equity ending balance at Jun. 30, 2022					$ 121,190,000				$ 125,190,736
Redeemable Preferred Stock - Mezzanine Equity ending balance (in shares) at Jun. 30, 2022					25,645,386				12,500,000
Balance at the beginning at Mar. 31, 2022	$ 1,000	3,790,000	(112,200,000)		$ (108,409,000)	318		(5,893,311)	$ (5,892,993)
Balance at the beginning (in shares) at Mar. 31, 2022	6,297,398
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued upon exercise of stock options	$ 0
Shares issued upon exercise of stock options (in shares)	(20,499)
Stock-based compensation		40,000			40,000
Net loss			(1,090,000)		(1,090,000)			(1,391,964)	(1,391,964)
Balance at the end (in shares) at Jun. 30, 2022	6,317,897
Balance at the end at Jun. 30, 2022	$ 1,000	$ 3,830,000	$ (113,290,000)		$ (109,459,000)	$ 318		$ (7,476,011)	$ (7,475,693)